Aristotle Funds Series Trust
c/o U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

July 29, 2026

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Aristotle Funds Series Trust (the “Trust”)
File Nos.: 333-269217 and 811-23850

Dear Sir or Madam:

On behalf of the Trust and pursuant to paragraph (k) of Rule 497 of the Securities Act of 1933, as amended, attached herewith for filing please find the Summary Prospectus dated July 29, 2026, for the series of the Trust referenced in the attached Summary Prospectus. The definitive form of such series’ statutory prospectus with a summary section substantively matching this Summary Prospectus was filed on July 29, 2026.

If you have any questions or require further information, please contact Rachel A. Spearo at (414) 516-1692 or rachel.spearo@usbank.com.

Sincerely,

/s/ Rachel A. Spearo
Rachel A. Spearo
U.S. Bank Global Fund Services,
as sub-administrator to the Trust